PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
(Loss)/Profit for the year	$ (1,177)	¥ (8,337)		¥ (23,338)		¥ (43,884)
Current assets	830						¥ 5,878	¥ 196,956
Non-current assets	35,025						247,929	123,035
Current liabilities	25,118						177,812	64,668
Non-current liabilities								77,874
Net cash flows used in operating activities	1,884	13,328		(12,786)		(12,068)
Net cash flows from investing activities	(149)	(1,054)		7,050		53,352
Net cash flows used in financing activities	$ (5,359)	¥ (37,930)		(22,833)		(38,786)
Shanghai Onways [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 2,944	20,306	$ 2,948	18,735
Other income/(losses)			(2,248)	(15,504)	(5,084)	(32,312)
(Loss)/Profit for the year			696	4,802	(2,136)	(13,577)
Total comprehensive income loss for year			696	4,802	(2,136)	(13,577)
Current assets			28,625		29,519			197,468	¥ 187,619
Non-current assets			17,681		19,914			121,961	126,573
Current liabilities			(6,466)		(6,406)			(44,602)	(40,716)
Non-current liabilities			(11,239)		(6,334)			¥ (77,524)	¥ (40,259)
Net cash flows used in operating activities			(956)	(6,588)	(1,378)	(8,758)
Net cash flows from investing activities			23	157	(237)	(1,509)
Net cash flows used in financing activities			(1,122)	(7,743)	(625)	(3,972)
Net decrease in cash and cash equivalents			$ (2,055)	¥ (14,174)	$ (2,240)	¥ (14,239)